Mobile Finance Services activities - Unrecognized contractual commitments - Commitments received (Details) - Operating segments [member] - Orange Bank, operating segment [member] - EUR (€)
€ in Millions
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Received from banks	€ 770	€ 747	€ 681
Received from customers	102	149	153
Total	€ 872	€ 896	€ 834